Post reporting date events - Additional Information (Detail) - Post Reporting Date Events [Member] € in Millions	Jul. 08, 2024 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Total size of stock buyback program	€ 200
Vereniging Aegon [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of stock repurchase of buyback program	18.40%
Stock repurchase value of buyback program	€ 37